Risk information - Total net exposures (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 426.9	kr 420.5
Percentage of net exposures	100.00%	100.00%
Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 216.8	kr 197.6
Percentage of net exposures	50.80%	47.00%
Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 11.4	kr 18.7
Percentage of net exposures	2.70%	4.50%
Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5.1	kr 7.0
Percentage of net exposures	1.20%	1.70%
Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.0	kr 1.0
Percentage of net exposures	0.00%	0.20%
Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 32.2	kr 34.1
Percentage of net exposures	7.50%	8.10%
Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 161.3	kr 162.1
Percentage of net exposures	37.80%	38.50%
Equity exposures
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.0	kr 0.0
Percentage of net exposures		0.00%
Interest-bearing securities and lending
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 330.1	kr 348.2
Percentage of net exposures	100.00%	100.00%
Interest-bearing securities and lending | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 140.5	kr 148.3
Percentage of net exposures	42.50%	42.60%
Interest-bearing securities and lending | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 10.9	kr 18.2
Percentage of net exposures	3.30%	5.30%
Interest-bearing securities and lending | Multilateral development banks
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5.1	kr 7.0
Percentage of net exposures	1.60%	2.00%
Interest-bearing securities and lending | Public sector entity
Disclosure of detailed information about financial instruments [line items]
Net exposure		kr 1.0
Percentage of net exposures		0.30%
Interest-bearing securities and lending | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 26.6	kr 28.0
Percentage of net exposures	8.10%	8.00%
Interest-bearing securities and lending | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 147.1	kr 145.7
Percentage of net exposures	44.60%	41.80%
Interest-bearing securities and lending | Equity exposures
Disclosure of detailed information about financial instruments [line items]
Net exposure		kr 0.0
Percentage of net exposures		0.00%
Committed undisbursed loans, derivatives, etc.
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 96.8	kr 72.3
Percentage of net exposures	100.00%	100.00%
Committed undisbursed loans, derivatives, etc. | Central governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 76.3	kr 49.3
Percentage of net exposures	78.80%	68.20%
Committed undisbursed loans, derivatives, etc. | Regional governments
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 0.6	kr 0.5
Percentage of net exposures	0.60%	0.70%
Committed undisbursed loans, derivatives, etc. | Financial institutions
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 5.7	kr 6.1
Percentage of net exposures	5.90%	8.40%
Committed undisbursed loans, derivatives, etc. | Corporates
Disclosure of detailed information about financial instruments [line items]
Net exposure	kr 14.2	kr 16.4
Percentage of net exposures	14.70%	22.70%